UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22310

ETF Managers Trust
_________________________________
(Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
Summit, NJ 07901
_______________________________________
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(908) 897-0518
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

BlueStar Israel Technology ETF
Schedule of Investments
June 30, 2019 (Unaudited)
	Shares	Value

COMMON STOCKS - 98.1%
Guernsey - 7.8%
IT Services - 7.8%
Amdocs, Ltd.	77,803	$4,830,788
SafeCharge International Group, Ltd.	65,153	356,615
Total Guernsey		5,187,403

Israel - 60.0%
Aerospace & Defense - 4.7%
Elbit Systems, Ltd.	19,270	2,867,173
RADA Electronic Industries, Ltd. (a)	66,069	221,992
Total Aerospace & Defense		3,089,165
Biotechnology - 2.5%
BioLine RX, Ltd. - ADR (a)	712,466	260,050
Galmed Pharmaceuticals, Ltd. (a)(c)	45,222	332,382
Intec Pharma, Ltd. (a)(c)	51,838	224,977
Kamada, Ltd. (a)	50,055	270,416
UroGen Pharma, Ltd. (a)	17,695	635,958
Total Biotechnology		1,723,783
Communications Equipment - 4.3%
AudioCodes, Ltd.	25,846	400,096
Ceragon Networks, Ltd. (a)(c)	107,421	314,744
Ituran Location & Control, Ltd.	20,437	614,949
Radcom, Ltd. (a)	31,995	263,639
Radware, Ltd. (a)	36,433	900,988
Silicom, Ltd. (a)	10,299	336,674
Total Communications Equipment		2,831,090
Health Care Equipment & Supplies - 0.8%
Brainsway, Ltd. (a)	49,845	257,549
Intercure, Ltd. (a)	114,253	232,873
Total Health Care Equipment & Supplies		490,422
Household Durables - 0.6%
Maytronics, Ltd.	57,289	393,776
Independent Power and Renewable Electricity Producers - 1.3%
Energix-Renewable Energies, Ltd. (a)	195,015	393,440
Enlight Renewable Energy, Ltd. (a)	609,811	481,861
Total Independent Power and Renewable Electricity Producers		875,301
IT Services - 8.8%
Formula Systems 1985, Ltd.	8,593	442,556
Matrix IT, Ltd.	36,028	518,392
Wix.com, Ltd. (a)	34,029	4,835,521
Total IT Services		5,796,469
Life Sciences Tools & Services - 0.6%
Compugen, Ltd. (a)(c)	108,473	416,536
Machinery - 1.5%
Kornit Digital, Ltd. (a)	31,151	986,241
Pharmaceuticals - 0.8%
Foamix Pharmaceuticals, Ltd. (a)	105,360	250,757
Redhill Biopharma, Ltd. - ADR (a)	46,255	300,657
Total Pharmaceuticals		551,414
Semiconductors & Semiconductor Equipment - 10.0%
Camtek, Ltd. (a)	36,437	307,893
Mellanox Technologies, Ltd. (a)	40,043	4,431,559
Nova Measuring Instruments, Ltd. (a)	24,963	622,536
Tower Semiconductor, Ltd. (a)	81,811	1,255,086
Total Semiconductors & Semiconductor Equipment		6,617,074

Software - 22.2% (d)
Allot Communications, Ltd. (a)	48,802	351,862
Check Point Software Technologies, Ltd. (a)(c)	41,380	4,783,942
CyberArk Software, Ltd. (a)(c)	30,946	3,956,137
Hilan, Ltd.	16,289	529,456
Magic Software Enterprises, Ltd.	37,595	340,786
Nice, Ltd. (a)	35,346	4,804,514
Total Software		14,766,697
Technology Hardware, Storage & Peripherals - 1.9%
Stratasys, Ltd. (a)(c)	43,747	1,284,849
Total Israel		39,822,817

Jersey - 6.3%
Health Care Equipment & Supplies - 5.8%
Novocure, Ltd. (a)(c)	61,150	3,866,515
Interactive Media & Services - 0.5%
XLMedia PLC	418,359	337,373
Total Jersey		4,203,888

United Kingdom - 3.3%
Communications Equipment - 0.5%
BATM Advanced Communications (a)	565,900	309,027
Diversified Financial Services - 1.0%
Plus500, Ltd.	96,070	636,863
Hotels, Restaurants & Leisure - 1.1%
888 Holdings PLC	342,238	708,442
Media - 0.7%
Taptica international, Ltd.	289,312	428,037
Total United Kingdom		2,082,369

United States - 20.7%
Aerospace & Defense - 0.3%
Arotech Corp. (a)	101,436	201,858
Biotechnology - 0.7%
BrainStorm Cell Therapeutics, Inc. (a)(c)	42,450	167,678
Pluristem Therapeutics, Inc. (a)	386,979	237,470
Total Biotechnology		405,148
Communications Equipment - 0.5%
Gilat Satellite Networks, Ltd.	39,704	339,877
Electric Utilities - 3.4%
Ormat Technologies, Inc.	36,092	2,227,939
Semiconductors & Semiconductor Equipment - 4.9%
CEVA, Inc. (a)	22,559	549,312
DSP Group, Inc. (a)	27,550	395,618
SolarEdge Technologies, Inc. (a)(c)	36,781	2,297,341
Total Semiconductors & Semiconductor Equipment		3,242,271
Software - 10.9% (d)
ForeScout Technologies, Inc. (a)	31,246	1,057,990
LivePerson, Inc. (a)	50,993	1,389,562
Sapiens International Corp. NV	29,189	476,423
Varonis Systems, Inc. (a)(c)	25,393	1,572,842
Verint Systems, Inc. (a)(c)	51,051	2,745,523
Total Software		7,242,340
Total United States		13,659,433
TOTAL COMMON STOCKS (Cost $54,573,054)		64,955,910

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 2.22% (b)	710,512	710,512
TOTAL SHORT-TERM INVESTMENTS (Cost $710,512)		710,512

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 23.4%
Mount Vernon Liquid Assets Portfolio, LLC, 2.52% (b)		15,523,201
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $15,523,201)		15,523,201

Total Investments (Cost $70,806,767) - 122.6%		81,189,623
Liabilities in Excess of Other Assets - (22.6)%		(14,971,647)
TOTAL NET ASSETS - 100.0%		$66,217,976

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2019.
(c)	All or a portion of this security is out on loan as of June 30, 2019.
(d)	As of June 30, 2019, the Fund had a significant portion of its assets in the Software Industry.

Etho Climate Leadership U.S. ETF
Schedule of Investments
June 30, 2019 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.2%
Bermuda - 1.5%
Capital Markets - 0.7%
Invesco, Ltd.	9,267	$189,603
Lazard, Ltd.	5,035	173,154
Total Capital Markets		362,757
Chemicals - 0.4%
Axalta Coating Systems, Ltd. (a)	7,177	213,660
Insurance - 0.4%
White Mountains Insurance Group, Ltd.	207	211,442
Total Bermuda		787,859

Ireland - 0.7%
Machinery - 0.4%
Ingersoll-Rand PLC	1,703	215,719
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Technology PLC (c)	3,871	182,402
Total Ireland		398,121

Jersey - 0.4%
Containers & Packaging - 0.4%
Amcor PLC (a)	17,554	201,695

Switzerland - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd. (c)	2,237	214,260

United States - 96.2%
Airlines - 0.7%
Southwest Airlines Co.	3,672	186,464
United Continental Holdings, Inc. (a)	2,244	196,462
Total Airlines		382,926
Auto Components - 0.4%
Gentex Corp. (c)	9,085	223,582
Automobiles - 0.3%
Tesla, Inc. (a)(c)	683	152,623
Banks - 2.2%
Bank of Hawaii Corp. (c)	2,376	196,994
Commerce Bancshares, Inc.	3,204	191,151
First Republic Bank	1,849	180,555
Key Corp.	11,529	204,639
Popular, Inc.	3,516	190,708
SVB Financial Group (a)(c)	810	181,918
Total Banks		1,145,965
Biotechnology - 1.2%
Agios Pharmaceuticals, Inc. (a)	2,851	142,208
Alnylam Pharmaceuticals, Inc. (a)	2,108	152,956
Ionis Pharmaceuticals, Inc. (a)(c)	2,298	147,692
Seattle Genetics, Inc. (a)(c)	2,468	170,811
Total Biotechnology		613,667

Building Products - 2.6%
A.O. Smith Corp. (c)	3,478	164,022
Apogee Enterprises, Inc.	4,887	212,291
Armstrong World Industries, Inc.	2,287	222,297
Lennox International, Inc.	702	193,050
Masco Corp.	4,736	185,841
Simpson Manufacturing Co., Inc.	3,148	209,216
Trex Co., Inc. (a)(c)	2,790	200,043
Total Building Products		1,386,760
Capital Markets - 6.0%
Affiliated Managers Group, Inc.	1,654	152,400
Ameriprise Financial, Inc. (c)	1,387	201,337
Cboe Global Markets, Inc.	2,004	207,675
CME Group, Inc. (c)	1,130	219,343
E*TRADE Financial Corp.	3,951	176,215
Eaton Vance Corp. (c)	4,519	194,904
FactSet Research Systems, Inc.	756	216,639
Federated Investors, Inc. (c)	6,186	201,045
Intercontinental Exchange, Inc.	2,502	215,022
Morningstar, Inc.	1,495	216,237
MSCI, Inc.	926	221,119
Nasdaq, Inc.	2,155	207,246
Northern Trust Corp.	2,010	180,900
S&P Global, Inc.	900	205,011
SEI Investments Co.	3,475	194,948
T. Rowe Price Group, Inc. (c)	1,841	201,976
Total Capital Markets		3,212,017
Chemicals - 2.1%
Albemarle Corp. (c)	2,208	155,465
Ecolab, Inc.	1,062	209,681
Ingevity Corp. (a)	1,707	179,525
International Flavors & Fragrances, Inc. (c)	1,458	211,542
Intrepid Potash, Inc. (a)	49,519	166,384
RPM International, Inc.	3,186	194,696
Total Chemicals		1,117,293
Commercial Services & Supplies - 1.9%
Brink's Co.	2,431	197,349
Copart, Inc. (a)(c)	2,992	223,622
Herman Miller, Inc. (a)	5,260	235,122
SP Plus Corp. (a)	5,737	183,182
Stericycle, Inc. (a)(c)	3,324	158,721
Total Commercial Services & Supplies		997,996
Communications Equipment - 1.5%
Ciena Corp. (a)	5,163	212,354
Cisco Systems, Inc.	3,492	191,117
F5 Networks, Inc. (a)(c)	1,153	167,911
Motorola Solutions, Inc.	1,360	226,754
Total Communications Equipment		798,136
Construction & Engineering - 0.8%
EMCOR Group, Inc.	2,554	225,007
Northwest Pipe Co. (a)	7,437	191,726
Total Construction & Engineering		416,733
Consumer Finance - 0.8%
American Express Co. (c)	1,735	214,168
Capital One Financial Corp.	2,221	201,534
Total Consumer Finance		415,702

Containers & Packaging - 1.6%
AptarGroup, Inc.	1,778	221,077
Avery Dennison Corp.	1,704	197,119
Ball Corp.	3,315	232,016
Sonoco Products Co. (c)	3,088	201,770
Total Containers & Packaging		851,982
Distributors - 0.6%
Genuine Parts Co.	1,674	173,393
LKQ Corp. (a)	6,365	169,373
Total Distributors		342,766
Diversified Consumer Services - 0.4%
H&R Block, Inc. (c)	7,697	225,522
Diversified Telecommunication Services - 0.4%
Zayo Group Holdings, Inc. (a)	6,547	215,462
Electrical Equipment - 0.3%
Rockwell Automation, Inc.	1,034	169,400
Electronic Equipment, Instruments & Components - 4.2%
Badger Meter, Inc.	3,420	204,140
CDW Corp.	1,925	213,675
Dolby Laboratories, Inc. - Class A	2,998	193,671
IPG Photonics Corp. (a)(c)	1,130	174,303
Itron, Inc. (a)	4,024	251,781
Keysight Technologies, Inc. (a)(c)	2,171	194,978
Littelfuse, Inc. (c)	995	176,025
National Instruments Corp. (c)	4,144	174,007
OSI Systems, Inc. (a)	2,113	237,987
Trimble, Inc. (a)(c)	4,768	215,084
Zebra Technologies Corp. (a)	886	185,608
Total Electronic Equipment, Instruments & Components		2,221,259
Entertainment - 1.6%
Activision Blizzard, Inc.	4,085	192,812
Electronic Arts, Inc. (a)	1,979	200,394
Netflix, Inc. (a)	528	193,945
Walt Disney Co.	1,683	235,014
Total Entertainment		822,165
Food & Staples Retailing - 0.6%
PriceSmart, Inc.	3,150	161,028
Sysco Corp.	2,841	200,915
Total Food & Staples Retailing		361,943
Food Products - 0.4%
Hain Celestial Group, Inc. (a)(c)	8,785	192,392
Health Care Equipment & Supplies - 5.0%
Align Technology, Inc. (a)	658	180,095
Becton Dickinson & Co. (c)	763	192,284
Boston Scientific Corp. (a)	5,087	218,639
Cooper Cos.	670	225,716
DexCom, Inc. (a)	1,667	249,783
Edwards Lifesciences Corp. (a)(c)	1,029	190,097
GenMark Diagnostics, Inc. (a)	26,555	172,342
IDEXX Laboratories, Inc. (a)	851	234,306
Intuitive Surgical, Inc. (a)	336	176,249
ResMed, Inc. (c)	1,906	232,589
Stryker Corp.	992	203,935
Teleflex, Inc. (c)	640	211,936
Varian Medical Systems, Inc. (a)	1,361	185,273
Total Health Care Equipment & Supplies		2,673,244
Health Care Providers & Services - 3.4%
AMN Healthcare Services, Inc. (a)(c)	3,915	212,389
Anthem, Inc.	660	186,259
Centene Corp. (a)	3,442	180,498
Henry Schein, Inc. (a)(c)	3,101	216,760
Humana, Inc.	693	183,853
Laboratory Corp. of America Holdings (a)	1,216	210,246
MEDNAX, Inc. (a)	6,845	172,699
Quest Diagnostics, Inc. (c)	2,133	217,160
UnitedHealth Group, Inc.	776	189,352
Total Health Care Providers & Services		1,769,216

Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)(c)	20,057	233,263
Cerner Corp.	3,390	248,487
Total Health Care Technology		481,750
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. (a)(c)	266	194,946
Household Durables - 1.6%
Leggett & Platt, Inc. (c)	4,463	171,245
PulteGroup, Inc.	6,635	209,799
Tempur Sealy International, Inc. (a)(c)	3,243	237,939
TopBuild Corp. (a)	2,842	235,204
Total Household Durables		854,187
Household Products - 0.4%
Church & Dwight Co., Inc.	2,680	195,801
Independent Power and Renewable Electricity Producers - 0.8%
Ormat Technologies, Inc.	3,425	217,111
Pattern Energy Group, Inc. (c)	8,580	198,112
Total Independent Power and Renewable Electricity Producers		415,223
Insurance - 2.4%
Aflac, Inc.	3,880	212,663
Chubb, Ltd.	1,405	206,942
Cincinnati Financial Corp.	2,248	233,050
Marsh & McLennan Cos., Inc.	2,057	205,186
Torchmark Corp.	2,252	201,464
Travelers Cos., Inc. (c)	1,405	210,076
Total Insurance		1,269,381
Interactive Media & Services - 0.3%
TripAdvisor, Inc. (a)(c)	3,694	170,995
Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (a)	102	193,150
Booking Holdings, Inc. (a)	108	202,469
Expedia Group, Inc. (c)	1,571	208,990
Total Internet & Direct Marketing Retail		604,609
IT Services - 4.8%
Broadridge Financial Solutions, Inc.	1,765	225,355
Cognizant Technology Solutions Corp. - Class A (c)	2,597	164,624
Fidelity National Information Services, Inc. (c)	1,705	209,169
Fiserv, Inc. (a)(c)	2,172	198,000
FleetCor Technologies, Inc. (a)	771	216,535
Global Payments, Inc. (c)	1,418	227,064
MasterCard, Inc. - Class A	820	216,915
Paychex, Inc.	2,403	197,743
PayPal Holdings, Inc. (a)	1,827	209,118
Total System Services, Inc.	1,971	252,821
Visa, Inc. - Class A (c)	1,224	212,425
Worldpay, Inc. - Class A (a)	1,704	208,825
Total IT Services		2,538,594
Leisure Products - 0.4%
Hasbro, Inc. (c)	2,227	235,349
Life Sciences Tools & Services - 3.0%
Agilent Technologies, Inc.	2,356	175,923
Bio-Techne Corp.	978	203,903
Illumina, Inc. (a)	608	223,835
IQVIA Holdings, Inc. (a)	1,334	214,641
Mettler-Toledo International, Inc. (a)(c)	261	219,240
PerkinElmer, Inc.	1,939	186,803
Thermo Fisher Scientific, Inc.	693	203,520
Waters Corp. (a)(c)	769	165,520
Total Life Sciences Tools & Services		1,593,385

Machinery - 5.8%
Deere & Co. (c)	1,163	192,721
Donaldson Co., Inc. (c)	3,673	186,809
Dover Corp.	1,982	198,596
Fortive Corp. (c)	2,231	181,871
Graco, Inc.	3,717	186,519
ITT, Inc.	3,190	208,881
Lincoln Electric Holdings, Inc.	2,152	177,153
Lindsay Corp. (c)	2,014	165,571
Mueller Water Products, Inc.	18,363	180,325
Parker-Hannifin Corp. (c)	1,044	177,490
Snap-on, Inc. (c)	1,196	198,105
Stanley Black & Decker, Inc.	1,338	193,488
Toro Co.	2,745	183,641
WABCO Holdings, Inc. (a)	1,438	190,679
Watts Water Technologies, Inc. - Class A	2,330	217,109
Xylem, Inc.	2,393	200,151
Total Machinery		3,039,109
Media - 1.6%
Charter Communications, Inc. - Class A (a)(c)	546	215,768
Discovery Communications, Inc. (a)(c)	6,961	198,040
Liberty Broadband Corp. (a)	2,056	214,276
Omnicom Group, Inc. (c)	2,549	208,891
Total Media		836,975
Metals & Mining - 0.4%
Reliance Steel & Aluminum Co.	2,046	193,593
Multiline Retail - 0.3%
Nordstrom, Inc. (c)	4,175	133,016
Personal Products - 0.4%
Estee Lauder Cos., Inc. - Class A	1,170	214,239
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.	4,095	185,708
Merck & Co, Inc.	2,365	198,305
Pfizer, Inc.	4,440	192,341
Zoetis, Inc.	1,883	213,702
Total Pharmaceuticals		790,056
Professional Services - 0.8%
CoStar Group, Inc. (a)	398	220,516
Verisk Analytics, Inc.	1,433	209,877
Total Professional Services		430,393
Real Estate Investment Trusts (REITs) - 6.2%
Alexandria Real Estate Equities, Inc. (c)	1,341	189,202
AvalonBay Communities, Inc. (c)	956	194,240
Crown Castle International Corp.	1,498	195,264
Duke Realty Corp.	6,199	195,950
Equity Commonwealth (a)	5,836	189,787
Equity Residential (c)	2,532	192,229
Essex Property Trust, Inc.	663	193,550
Extra Space Storage, Inc.	1,893	200,848
Federal Realty Investment Trust	1,383	178,075
Gladstone Land Corp. (c)	15,525	179,003
Prologis, Inc. (c)	2,642	211,625
Realty Income Corp.	2,675	184,495
Regency Centers Corp.	2,803	187,072
SBA Communications Corp. (a)	959	215,622
Simon Property Group, Inc.	1,036	165,511
UDR, Inc.	4,244	190,513
Welltower, Inc. (c)	2,504	204,151
Total Real Estate Investment Trusts (REITs)		3,267,137
Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc.	1,235	173,752
St. Joe Co. (a)	11,133	192,378
Total Real Estate Management & Development		366,130
Road & Rail - 0.7%
Amerco (c)	517	195,711
Lyft, Inc. (a)(c)	2,626	172,554
Total Road & Rail		368,265

Semiconductors & Semiconductor Equipment - 8.1%
Advanced Micro Devices, Inc. (a)(c)	6,740	204,694
Analog Devices, Inc.	1,736	195,942
Applied Materials, Inc.	4,482	201,287
Cree, Inc. (a)(c)	3,073	172,641
Cypress Semiconductor Corp. (c)	12,022	267,369
First Solar, Inc. (a)(c)	3,363	220,882
Intel Corp. (c)	3,469	166,061
KLA-Tencor Corp.	1,549	183,092
Lam Research Corp. (c)	990	185,962
Maxim Integrated Products, Inc.	3,327	199,021
Microchip Technology, Inc. (c)	2,079	180,249
Micron Technology, Inc. (a)(c)	4,451	171,764
NVIDIA Corp.	995	163,409
ON Semiconductor Corp. (a)(c)	8,458	170,936
Power Integrations, Inc.	2,604	208,789
Qorvo, Inc. (a)(c)	2,574	171,454
Skyworks Solutions, Inc. (c)	2,222	171,694
SunPower Corp. (a)	25,886	276,720
Teradyne, Inc.	4,366	209,175
Texas Instruments, Inc.	1,686	193,485
Universal Display Corp.	1,170	220,030
Versum Materials, Inc.	3,689	190,279
Total Semiconductors & Semiconductor Equipment		4,324,935
Software - 4.7%
Adobe Systems, Inc. (a)	720	212,148
Ansys, Inc. (a)	1,040	213,013
Autodesk, Inc. (a)	1,171	190,756
Cadence Design System, Inc. (a)	3,000	212,430
Intuit, Inc. (c)	743	194,168
Palo Alto Networks, Inc. (a)(c)	814	165,861
Red Hat, Inc. (a)	1,049	196,960
salesforce.com, Inc. (a)	1,223	185,566
ServiceNow, Inc. (a)	816	224,049
Splunk, Inc. (a)	1,513	190,260
Tableau Software, Inc. (a)(c)	1,566	259,986
Workday, Inc. - Class A (a)(c)	1,044	214,626
Total Software		2,459,823
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	1,094	168,629
American Eagle Outfitters, Inc.	8,516	143,920
Foot Locker, Inc. (c)	2,981	124,964
The Gap, Inc. (c)	7,250	130,283
Guess?, Inc. (c)	10,278	165,990
Lowe's Cos., Inc.	1,666	168,116
Ross Stores, Inc. (c)	1,955	193,780
The Home Depot, Inc.	949	197,363
TJX Cos., Inc.	3,540	187,195
Ulta Beauty, Inc. (a)(c)	547	189,749
Urban Outfitters, Inc. (a)(c)	5,628	128,037
Williams-Sonoma, Inc. (c)	3,173	206,244
Total Specialty Retail		2,004,270
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	972	192,378
Hewlett Packard Enterprise Co. (c)	11,813	176,604
HP, Inc.	9,592	199,418
Total Technology Hardware, Storage & Peripherals		568,400
Textiles, Apparel & Luxury Goods - 1.8%
Hanesbrands, Inc. (c)	10,427	179,553
Lululemon Athletica, Inc. (a)	1,137	204,899
Nike, Inc. - Class B	2,245	188,468
Ralph Lauren Corp. (c)	1,513	171,862
Tapestry, Inc.	5,665	179,750
Total Textiles, Apparel & Luxury Goods		924,532
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	14,270	196,498

Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc. - Class A	2,258	167,679
United Rentals, Inc. (a)	1,561	207,036
Total Trading Companies & Distributors		374,715
Water Utilities - 2.0%
American States Water Co.	2,759	207,587
American Water Works Co., Inc. (c)	1,846	214,136
Aqua America, Inc. (c)	5,266	217,855
California Water Service Group (c)	3,810	192,900
Middlesex Water Co.	3,519	208,501
Total Water Utilities		1,040,979
Total United States		50,796,036
TOTAL COMMON STOCKS (Cost $47,608,085)		52,397,971

MUTUAL FUNDS - 0.4%
Capital Markets - 0.4%
Oaktree Specialty Lending Corp.	35,864	194,383
TOTAL MUTUAL FUNDS (Cost $190,727)		194,383

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 2.22% (b)	296,305	296,305
TOTAL MONEY MARKET FUNDS (Cost $296,305)		296,305

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 31.3%
Mount Vernon Liquid Assets Portfolio, LLC, 2.52% (b)		16,553,801
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $16,553,801)		16,553,801

Total Investments (Cost $64,648,918) - 131.5%		69,442,460
Liabilities in Excess of Other Assets - (31.5)%		(16,631,037)
TOTAL NET ASSETS - 100.0%		$52,811,423

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2019.
(c)	All or a portion of this security is out on loan as of June 30, 2019.

Rogers AI Global Macro ETF
Schedule of Investments
June 30, 2019 (Unaudited)
	Shares	Value
INVESTMENT COMPANIES - 99.7%
Exchange Traded Funds - 99.7%
Global X MSCI Argentina ETF	2,169	$69,820
Global X MSCI Colombia ETF	2,101	19,812
Global X MSCI Greece ETF	12,061	115,303
Global X MSCI Nigeria ETF (a)	6,106	92,078
Global X MSCI Norway ETF	2,722	33,189
Global X MSCI Pakistan ETF	7,990	52,734
Global X MSCI Portugal ETF	3,613	37,979
iShares 1-3 Year Treasury Bond ETF	6,571	557,090
iShares China Large-Cap ETF	4,102	175,443
iShares Core S&P Total US Stock Market ETF	1,165	77,624
iShares MSCI Australia ETF	4,110	92,639
iShares MSCI Austria ETF	3,759	74,616
iShares MSCI Belgium ETF	2,796	51,251
iShares MSCI Brazil ETF	5,500	240,460
iShares MSCI Canada ETF (a)	4,148	118,716
iShares MSCI Chile ETF	1,171	47,847
iShares MSCI Denmark ETF	563	35,119
iShares MSCI Finland ETF	950	35,720
iShares MSCI France ETF	3,708	113,650
iShares MSCI Germany ETF	3,584	100,531
iShares MSCI Hong Kong ETF	4,676	121,015
iShares MSCI India ETF	816	28,805
iShares MSCI Indonesia ETF	660	17,153
iShares MSCI Ireland ETF	1,124	46,770
iShares MSCI Israel ETF	566	30,864
iShares MSCI Italy ETF	1,677	46,201
iShares MSCI Japan ETF	952	51,960
iShares MSCI Malaysia ETF	4,195	124,717
iShares MSCI Mexico ETF	2,215	96,087
iShares MSCI Netherlands ETF	4,915	151,579
iShares MSCI New Zealand ETF	551	29,495
iShares MSCI Peru ETF	760	28,150
iShares MSCI Philippines ETF	772	27,491
iShares MSCI Poland ETF	941	22,349
iShares MSCI Russia ETF	732	28,819
iShares MSCI Singapore ETF	4,260	105,222
iShares MSCI South Korea ETF	1,466	87,769
iShares MSCI Spain ETF	2,601	75,195
iShares MSCI Sweden ETF	4,158	128,233
iShares MSCI Switzerland ETF	2,512	94,351
iShares MSCI Taiwan ETF	1,821	63,662
iShares MSCI Thailand ETF	444	42,442
iShares MSCI Turkey ETF (a)	1,380	32,872
iShares MSCI United Kingdom ETF	3,339	107,916
TOTAL EXCHANGE TRADED FUNDS (Cost $3,682,950)		3,730,738

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 2.22% (b)	54,868	54,868
TOTAL SHORT-TERM INVESTMENTS (Cost $54,868)		54,868

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 6.4%
Mount Vernon Liquid Assets Portfolio, LLC, 2.52% (b)		240,094
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $240,094)		240,094

Total Investments (Cost $3,977,912) - 107.6%		4,025,700
Liabilities in Excess of Other Assets - (7.6)%		(285,406)
TOTAL NET ASSETS - 100.0%		$3,740,294

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is out on loan as of June 30, 2019.
(b)	The rate quoted is the annualized seven-day yield at June 30, 2019.

AI Powered Equity ETF
Schedule of Investments
June 30, 2019 (Unaudited)
	Shares	Value

COMMON STOCKS - 95.5%
United States - 95.5%
Aerospace & Defense - 2.2%
Boeing Co.	2,225	$809,922
General Dynamics Corp.	1,124	204,366
Huntington Ingalls Industries, Inc.	2,761	620,507
Raytheon Co.	2,540	441,655
United Technologies Corp.	4,825	628,215
Total Aerospace & Defense		2,704,665
Airlines - 0.5%
Southwest Airlines Co.	11,601	589,099
Automobiles - 0.5%
Tesla, Inc. (a)(b)	2,831	632,615
Banks - 4.5%
CIT Group, Inc. (b)	33,940	1,783,208
Hancock Whitney Corp.	39,881	1,597,633
PNC Financial Services Group, Inc.	6,812	935,151
SVB Financial Group (a)(b)	4,843	1,087,689
Western Alliance Bancorp. (a)	5,691	254,502
Total Banks		5,658,183
Beverages - 2.5%
Brown-Forman Corp. - Class B (b)	40,981	2,271,577
Monster Beverage Corp. (a)	13,233	844,662
Total Beverages		3,116,239
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	2,416	316,448
Amgen, Inc.	11,235	2,070,385
Total Biotechnology		2,386,833
Capital Markets - 5.9%
Ameriprise Financial, Inc. (b)	9,982	1,448,987
Cboe Global Markets, Inc.	16,843	1,745,440
Intercontinental Exchange, Inc.	7,824	672,395
LPL Financial Holdings, Inc.	17,246	1,406,756
Moody's Corp.	10,558	2,062,083
Total Capital Markets		7,335,661
Chemicals - 2.2%
Ecolab, Inc.	6,378	1,259,272
Element Solutions, Inc. (a)	72,754	752,276
LSB Industries, Inc. (a)(b)	103,017	401,766
Westlake Chemical Corp. (b)	4,980	345,911
Total Chemicals		2,759,225
Commercial Services & Supplies - 1.5%
Waste Management, Inc.	15,933	1,838,190
Communications Equipment - 1.7%
Arista Networks, Inc. (a)(b)	4,765	1,237,089
Motorola Solutions, Inc.	5,079	846,822
Total Communications Equipment		2,083,911
Construction & Engineering - 0.8%
MasTec, Inc. (a)(b)	20,034	1,032,352
Consumer Finance - 1.8%
Discover Financial Services	20,572	1,596,181
Green Dot Corp. - Class A (a)	12,401	606,409
Total Consumer Finance		2,202,590

Diversified Consumer Services - 0.9%
ServiceMaster Global Holdings, Inc. (a)(b)	22,157	1,154,158
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	3,706	211,724
Zayo Group Holdings, Inc. (a)	43,623	1,435,633
Total Diversified Telecommunication Services		1,647,357
Electric Utilities - 1.7%
Duke Energy Corp.	6,546	577,619
Exelon Corporation	32,927	1,578,520
Total Electric Utilities		2,156,139
Electronic Equipment, Instruments & Components - 1.3%
CDW Corp.	4,366	484,626
FLIR Systems, Inc.	9,763	528,178
Trimble, Inc. (a)(b)	14,805	667,854
Total Electronic Equipment, Instruments & Components		1,680,658
Entertainment - 1.4%
Netflix, Inc. (a)	3,851	1,414,549
Take-Two Interactive Software, Inc. (a)(b)	2,458	279,057
Total Entertainment		1,693,606
Equity Real Estate Investment Trusts (REITs) - 0.5%
Omega Healthcare Investors, Inc.	16,049	589,801
Food & Staples Retailing - 0.6%
Sysco Corp.	10,765	761,301
Food Products - 1.4%
Archer-Daniels-Midland Co. (b)	28,293	1,154,355
Tyson Foods, Inc. - Class A (b)	6,868	554,522
Total Food Products		1,708,877
Health Care Equipment & Supplies - 3.6%
Baxter International, Inc.	19,664	1,610,482
Becton Dickinson & Co.	5,485	1,382,275
Edwards Lifesciences Corp. (a)(b)	3,541	654,164
Intuitive Surgical, Inc. (a)	414	217,164
Stryker Corp.	2,780	571,512
Total Health Care Equipment & Supplies		4,435,597
Health Care Providers & Services - 2.9%
Amedisys, Inc. (a)	6,246	758,327
Centene Corp. (a)	12,430	651,829
Humana, Inc.	2,432	645,210
UnitedHealth Group, Inc.	6,508	1,588,017
Total Health Care Providers & Services		3,643,383
Hotels, Restaurants & Leisure - 0.3%
Darden Restaurants, Inc. (b)	2,991	364,094
Insurance - 0.5%
American International Group, Inc.	6,812	362,943
Markel Corp. (a)	210	228,816
Total Insurance		591,759
Interactive Media & Services - 5.6%
Alphabet, Inc. - Class A (a)	3,627	3,927,316
Facebook, Inc. - Class A (a)	8,651	1,669,643
IAC/InterActiveCorp. (a)	6,766	1,471,808
Total Interactive Media & Services		7,068,767
Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc. (a)	1,324	2,507,166
IT Services - 1.9%
Alliance Data Systems Corp.	6,505	911,545
Fiserv, Inc. (a)(b)	4,457	406,300
Leidos Holdings, Inc.	3,416	272,768
Visa, Inc. - Class A (b)	4,785	830,437
Total IT Services		2,421,050

Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	4,066	1,194,103
Media - 1.8%
DISH Network Corp. - Class A (a)(b)	22,164	851,319
Liberty Broadband Corp. - Class C (a)	13,542	1,411,347
Total Media		2,262,666
Metals & Mining - 0.3%
Newmont Goldcorp Corp.	9,261	356,271
Multiline Retail - 2.2%
Dollar General Corporation (b)	8,468	1,144,535
Dollar Tree, Inc. (a)(b)	6,749	724,775
Target Corp.	10,342	895,721
Total Multiline Retail		2,765,031
Multi-Utilities - 2.2%
Consolidated Edison, Inc.	3,270	286,714
DTE Energy Co.	10,572	1,351,947
Sempra Energy (b)	7,370	1,012,933
Total Multi-Utilities		2,651,594
Oil, Gas & Consumable Fuels - 3.9%
Cheniere Energy, Inc. (a)(b)	13,988	957,479
Cimarex Energy Co. (b)	10,914	647,528
Range Resources Corp. (b)	75,867	529,552
Targa Resources Corp. (b)	21,377	839,261
Williams Cos., Inc. (b)	65,705	1,842,367
Total Oil, Gas & Consumable Fuels		4,816,187
Pharmaceuticals - 2.7%
Catalent, Inc. (a)(b)	7,636	413,948
Intra-Cellular Therapies, Inc. (a)(b)	14,349	186,250
Johnson & Johnson	16,333	2,274,859
Nektar Therapeutics (a)(b)	13,751	489,261
Total Pharmaceuticals		3,364,318
Professional Services - 0.3%
ManpowerGroup, Inc. (b)	4,058	392,003
Road & Rail - 1.8%
CSX Corp. (b)	11,833	915,519
Union Pacific Corp.	7,633	1,290,817
Total Road & Rail		2,206,336
Semiconductors & Semiconductor Equipment - 4.7%
Broadcom, Inc.	4,159	1,197,210
KLA-Tencor Corp.	4,568	539,938
Microchip Technology, Inc. (b)	14,749	1,278,738
NVIDIA Corp.	3,702	607,979
Texas Instruments, Inc.	6,804	780,827
Xilinx, Inc. (b)	11,825	1,394,404
Total Semiconductors & Semiconductor Equipment		5,799,096
Software - 12.9%
Alteryx, Inc. - Class A (a)(b)	8,296	905,260
Cadence Design System, Inc. (a)	13,729	972,150
Citrix Systems, Inc.	6,804	667,745
Coupa Software, Inc. (a)(b)	1,770	224,100
Intuit, Inc. (b)	13,065	3,414,277
New Relic, Inc. (a)	11,340	981,023
Nutanix, Inc. - Class A (a)(b)	24,988	648,189
Palo Alto Networks, Inc. (a)(b)	3,379	688,505
Red Hat, Inc. (a)	2,942	552,390
salesforce.com, Inc. (a)(b)	8,888	1,348,576
Splunk, Inc. (a)	7,228	908,921
SS&C Technologies Holdings, Inc.	49,299	2,840,115
Synopsys, Inc. (a)	6,210	799,165
Zendesk, Inc. (a)	12,268	1,092,220
Total Software		16,042,636
Specialty Retail - 0.9%
Aaron's, Inc.	11,938	733,113
Foot Locker, Inc. (b)	7,976	334,354
Total Specialty Retail		1,067,467
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	10,586	2,095,181
NetApp, Inc. (b)	44,895	2,770,021
Pure Storage, Inc. - Class A (a)	32,844	501,528
Xerox Corp.	8,016	283,847
Total Technology Hardware, Storage & Peripherals		5,650,577

Textiles, Apparel & Luxury Goods - 1.8%
Crocs, Inc. (a)(b)	12,551	247,882
Hanesbrands, Inc. (b)	36,156	622,606
Nike, Inc. - Class B	11,334	951,490
VF Corp. (b)	4,872	425,569
Total Textiles, Apparel & Luxury Goods		2,247,547
Trading Companies & Distributors - 2.4%
Fastenal Co. (b)	64,169	2,091,268
HD Supply Holdings, Inc. (a)	20,790	837,421
United Rentals, Inc. (a)	983	130,375
Total Trading Companies & Distributors		3,059,064
Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	5,173	199,264
Total United States		118,837,436
TOTAL COMMON STOCKS (Cost $118,139,929)		118,837,436

CLOSED-END FUNDS - 1.5%
United States - 1.5%
Ares Capital Corp.	106,474	1,910,144
TOTAL MUTUAL FUNDS (Cost $1,864,318)		1,910,144

RIGHTS - 0%
United States - 0%
NewStar Financial, Inc. (a)(d)(e)	115,783	–
TOTAL RIGHTS (Cost $0)		–

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 2.22% (c)	3,172,886	3,172,886
TOTAL SHORT-TERM INVESTMENTS (Cost $3,172,886)		3,172,886

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 27.7%
Mount Vernon Liquid Assets Portfolio, LLC, 2.52% (c)		34,504,723
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $34,504,723)		34,504,723

Total Investments (Cost $157,681,857) - 127.2%		158,425,189
Liabilities in Excess of Other Assets - (27.2)%		(33,870,695)
TOTAL NET ASSETS - 100.0%		$124,554,494

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2019.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2019.
(d)	As of June 30, 2019, The Valuation Committee has fair valued this security. The value of this security was $0, which represents 0.00% of total net assets.
(e)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value heirarchy.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”), BlueStar Israel Technology ETF (“ITEQ”), and Rogers AI Global Macro ETF (BIKR) (each a “Fund,” or collectively the “Funds”).  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2019, ETHO, ITEQ, and BIKR did not hold any fair valued securities. As of June 30, 2019, AIEQ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019:

ETHO
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$52,397,971	$-	$-		$52,397,971
Closed-End Funds	194,383	-	-		194,383
Short Term Investments	296,305	-	-		296,305
Investments Purchased with Securities Lending Collateral*	16,553,801	-	-		16,553,801
Total Investments in Securities	$69,442,460	$-	$-		$69,442,460

AIEQ
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$118,837,436	$-	$-		$118,837,436
Closed-End Funds	1,910,144	-	-		1,910,144
Rights	-	-	-	(1)	-
Short Term Investments	296,305	-	-		296,305
Investments Purchased with Securities Lending Collateral*	16,553,801	-	-		16,553,801
Total Investments in Securities	$137,597,686	$-	$-		$137,597,686

ITEQ
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$64,955,910	$-	$-		$64,955,910
Short Term Investments	710,512	-	-		710,512
Investments Purchased with Securities Lending Collateral*	15,523,201	-	-		15,523,201
Total Investments in Securities	$81,189,623	$-	$-		$81,189,623

BIKR
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$3,730,738	$-	$-		$3,730,738
Short Term Investments	54,868	-	-		54,868
Investments Purchased with Securities Lending Collateral*	240,094	-	-		240,094
Total Investments in Securities	$4,025,700	$-	$-		$4,025,700

^ See Schedule of Investments for classifications by country and industry
(1) Includes a security valued at $0. AIEQ had a level 3 security at the end of the period.
The security classified as Level 3 is deemed immaterial.
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Managers Trust

By (Signature and Title) /s/ Samuel Masucci, III
Samuel Masucci, III, Principal Executive Officer

Date August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel Masucci, III
Samuel Masucci, III, Principal Executive Officer

Date August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John A. Flanagan
John A. Flanagan, Principal Financial Officer

  Date August 28, 2019

* Print the name and title of each signing officer under his or her signature.